Business Combination (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Schedule of Allocation of Consideration Transferred

The following summarizes the total consideration to purchase all of the issued and outstanding equity interests of NPS and GES (in thousands):

	NPS		GES
	Value	Shares	Value	Shares	Total

Cash consideration	$319,015	-	$-	-	$319,015
Total consideration – cash	319,015				319,015

NESR ordinary share consideration	255,537	25,077	257,907	25,310	513,444
Assumption of Loan Contracts and related interest from NESR Holdings (including conversion into NESR ordinary shares)	-	-	30,941	3,036	30,941
Total consideration - equity(1)	255,537	25,077	288,848	28,346	544,385

Estimated earn-out mechanisms	16,203	-	-	-	16,203

Total consideration	$590,755		$288,848		$879,603

(1)	The fair value of NESR ordinary shares was determined based upon the $10.19 per share closing price of NESR ordinary shares on June 6, 2018, the closing date of the Business Combination.

Schedule of Purchase Price Allocation

The following table summarizes the preliminary allocation of the purchase price allocation (in thousands):

Allocation of consideration

	NPS	GES
	(In thousands)
Cash and cash equivalents	$31,656	$5,206
Accounts receivable	55,392	18,013
Unbilled revenue	41,378	45,343
Inventories	33,652	31,092
Current assets	19,463	8,719
Property, plant and equipment	216,094	91,444
Intangible assets	94,000	53,000
Deferred tax assets	-	554
Other assets	7,457	1,254
Total identifiable assets acquired	499,092	254,625

Accounts payable	26,457	31,114
Accrued expenses	28,686	25,388
Current portion of loans and borrowings	-	16,368
Short-term borrowings	55,836	9,000
Current liabilities	3,064	16,288
Loans and borrowings	149,399	25,098
Deferred tax liabilities	23,799	8,053
Other liabilities	22,363	8,838
Noncontrolling interest	(2,841)	837
Net identifiable liabilities acquired	304,509	140,145
Total fair value of net assets acquired	194,583	114,480
Goodwill	396,173	174,367
Total gross consideration	$590,756	$288,847

Schedule of Preliminary Allocation to Intangible Assets

	Fair Value
	NPS	GES	Total	Useful Life
	(In thousands)
Customer contracts	$77,000	$44,500	$121,500	10 years
Trademarks and trade names	17,000	8,500	25,500	8 years
Total intangible assets	$94,000	$53,000	$147,000

Schedule of Proforma Information of Operations

The following table summarizes the supplemental consolidated results of the Company on an unaudited pro forma basis, as if the Business Combination had been consummated on January 1, 2017 for the years ended December 31, 2018 and 2017 (in thousands):

	Year ended December 31,	Year ended December 31,
	2018	2017
Revenues	552,520	457,888
Net income	52,667	36,418